COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended						12 Months Ended			0 Months Ended		12 Months Ended								1 Months Ended						12 Months Ended									12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 24, 2013 Company	Aug. 07, 2009 Company	Dec. 31, 2013 PSVs [Member] USD ($)	Dec. 31, 2013 Handy Size Small Product Tanker [Member] USD ($) Vessel	Dec. 31, 2013 Jumbo Dry Barges [Member] Vessel	Dec. 31, 2013 Tanker [Member]	Nov. 12, 2012 Three year River Barge [Member]	Dec. 31, 2013 Three year River Barge [Member] USD ($)	Dec. 31, 2013 Charters In [Member] USD ($)	Dec. 31, 2012 Charters In [Member] USD ($)	Dec. 31, 2011 Charters In [Member] USD ($)	Dec. 31, 2013 Obras Terminales y Servicios S.A. [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member] Abadie Family [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member] Tres Fronteras Terminal [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member] UABL Terminals (Paraguay) S.A. [Member]	Sep. 23, 2013 PARAGUAY [Member] USD ($)	Sep. 23, 2013 PARAGUAY [Member] PYG	Jun. 24, 2011 PARAGUAY [Member] USD ($)	Jun. 24, 2011 PARAGUAY [Member] PYG	Mar. 22, 2010 PARAGUAY [Member] USD ($)	Mar. 22, 2010 PARAGUAY [Member] PYG	Dec. 31, 2013 PARAGUAY [Member] USD ($)	Dec. 31, 2013 PARAGUAY [Member] PYG	Dec. 31, 2012 PARAGUAY [Member] USD ($)	Dec. 31, 2010 PARAGUAY [Member] USD ($)	Dec. 31, 2006 PARAGUAY [Member] Matter	Oct. 24, 2013 PARAGUAY [Member] USD ($) m3 CargoManifest	Dec. 31, 2011 PARAGUAY [Member] USD ($)	Oct. 13, 2006 PARAGUAY [Member] USD ($)	Sep. 21, 2005 PARAGUAY [Member] USD ($)	Dec. 31, 2009 ARGENTINA [Member] USD ($) T	Dec. 31, 2013 ARGENTINA [Member] USD ($)	Nov. 04, 2011 ARGENTINA [Member] USD ($)	Aug. 27, 2007 BOLIVIA [Member] USD ($)
Operating Loss Carryforwards [Line Items]
Taxes payable																																		$ 2,200,000
Number of years under examination																														3 years
Number of matters under examination with no liability																														2
Total number of matters under examination																														3
Income tax examination, liability recorded																												400,000					500,000
Amount of liability paid																												400,000
Percentage of tax liability applied as fine (in hundredths)																												100.00%		100.00%
Expense recorded from settlement with taxing authority																													1,294,000
Estimated import tax and fine																								2,000,000													900,000
Fines assessed per examination																				12,000	54,723,820	605,000	2,791,514,822	12,000	54,723,820	1,370	6,028,317,852
Number of shipping companies against whom complaint was submitted				3
Number of cargo manifests of gas oil consigned which were infringed																															11
Number of cargo manifests operated																															1
Volume of gasoline carried onboard by cargo manifest operated (in cubic meters)																															2,915
Amount of unpaid import duties assessed by local counsel																															500,000
Income tax examination, possible loss																																3,000,000						5,800,000
Weight of Steel Plates (in tons)																																			473
Import value of steel plates																																			370,000
Offsetting tax credits																																					300,000
Number of shipping companies with whom negotiations commenced for repair of vessels					2
Estimated difference in amount because of undue application of double taxation treaty																																				220,000
Obras Terminales y Servicios S.A. [Abstract]
Ownership percentage of investments (in hundredths)	50.00%														50.00%	50.00%	50.00%	50.00%	50.00%
Indemnification to Sparrow under the investment agreement [Abstract]
Period for closing date for some indemnifications	16 months
Period in case of tax matter and other	6 years
Minimum indemnity obligations losses	10,000,000
Minimum indemnity obligations losses deductable	4,400,000
Maximum amount of indemnifiable losses	28,600,000
Contracts [Line Items]
Rent expense	675,000	849,000	1,119,000									4,315,000	1,802,000	1,557,000
Obligations under operating lease [Abstract]
2014	1,284,000											4,706,000
2015	709,000											4,586,000
2016	84,000											4,355,000
2017												2,996,000
2018												2,876,000
Thereafter												10,231,000
Total	2,077,000											29,750,000
Term of contract								10 years	36 months	3 years
Charters Out [Abstract]
Number of vessels							3	24
Operating Leases, Future Minimum Payments Receivable [Abstract]
2014						91,575,000	21,000,000				10,560,000
2015						81,262,000	8,437,000				13,200,000
2016						74,704,000	7,720,000				13,200,000
2017						33,277,000
Total						$ 280,818,000	$ 37,157,000